Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	$ 2,606.8	$ 2,506.6	$ 2,054.5
Fiber cement revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	2,282.8	2,159.5	2,039.8
Fiber gypsum revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	323.4	332.5	0.0
Other revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	0.6	14.6	14.7
North America Fiber Cement
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	1,816.4	1,676.9	1,578.1
North America Fiber Cement | Fiber cement revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	1,816.4	1,676.9	1,578.1
North America Fiber Cement | Fiber gypsum revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	0.0	0.0	0.0
North America Fiber Cement | Other revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	0.0	0.0	0.0
Asia Pacific Fiber Cement
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	418.4	446.8	425.4
Asia Pacific Fiber Cement | Fiber cement revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	418.4	446.8	425.4
Asia Pacific Fiber Cement | Fiber gypsum revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	0.0	0.0	0.0
Asia Pacific Fiber Cement | Other revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	0.0	0.0	0.0
Europe Building Products
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	371.4	368.3	36.3
Europe Building Products | Fiber cement revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	48.0	35.8	36.3
Europe Building Products | Fiber gypsum revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	323.4	332.5	0.0
Europe Building Products | Other revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	0.0	0.0	0.0
Other Businesses
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	0.6	14.6	14.7
Other Businesses | Fiber cement revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	0.0	0.0	0.0
Other Businesses | Fiber gypsum revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	0.0	0.0	0.0
Other Businesses | Other revenues
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	$ 0.6	$ 14.6	$ 14.7